Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | ₪		₪ 3,887
Initial application of IFRS 16 | ₪			2,302
Additions | ₪		917	2,711
Payments | ₪		(1,819)	(1,126)
Closing balance | ₪		₪ 2,985	₪ 3,887
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $	$ 1,209
Initial application of IFRS 16 | $
Additions | $	285
Payments | $	(566)
Closing balance | $	$ 928